Commitments and contingencies (Movements in prepayments on flight equipment) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Deposits on Flight Equipment [Roll Forward]
Prepayments on flight equipment at beginning of period	$ 2,954,478	$ 3,024,520
Prepayments made during the period, net	270,032	1,329,110
Interest paid and capitalized during the period	49,144	97,327
Prepayments and capitalized interest applied to the purchase of flight equipment	(1,161,995)	(1,496,479)
Prepayments on flight equipment at end of period	$ 2,111,659	$ 2,954,478